Taxes - Schedule of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 398,659	$ 406,760
Change of valuation allowance	(264,027)	(8,101)
Balance at end of the year	$ 134,632	$ 398,659